Private Placement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Private Placement (Details) [Line Items]
Purchase of aggregate warrants	$ 7,347,500
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate price	$ 7,347,500
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Price per warrants (in Dollars per share) | $ / shares	$ 1
IPO [Member]
Private Placement (Details) [Line Items]
Purchase warrants	$ 2,185,000
Over-Allotment Option [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of aggregate warrants	697,500
I-Bankers and Dawson James [Member]
Private Placement (Details) [Line Items]
Purchase of aggregate warrants	$ 5,162,500